Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
3)	Significant Accounting Policies and Recent Accounting Pronouncements

a)	Significant Accounting Policies

Use of Estimates - The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Research and Development - The Company expenses research and development costs as incurred. The Company recorded a charge for acquired research and development of $1,203,744 during the period from July 5, 2012 (date of inception) to December 31, 2012.

Income Taxes - The Company accounts for income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Income tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will either expire before the Company is able to realize the benefit, or that future deductibility is uncertain.

Earnings (Loss) Per Share - The Company calculates basic and diluted net loss per common share by dividing net loss by the weighted-average number of common shares outstanding for the period. Basic and diluted net loss per common share were the same since the inclusion of common shares issuable pursuant to other financial instruments in the calculation of diluted net loss per common share , if any were outstanding, would have been anti-dilutive.

Financial Instruments - The Company records financial instruments consisting of cash and accrued expenses and amounts due to a related party at historical cost, and notes payable at face value. The Company considers such amounts to approximate fair value due to their short term nature of those instruments.

Intangible Assets - The Company accounts for intangible assets at their historical cost and records amortization expense over their estimated useful lives. The Company reviews them for impairment whenever events or changes in business circumstances indicate that the carrying amount of such assets may not be fully recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flow expected to be derived from the use of those assets is less than their carrying values. As of December 31, 2012, the Company had not associated any costs with the DADS™ intangible asset.

Contingent Liabilities - The Company records contingent liabilities when it is probable that a liability has been incurred and the amount can be reasonably estimated or determined. As of December 31, 2012, there were no accruals for contingent liabilities.

Foreign Currency Translation - The functional currency of the Company's Canadian operations is the Canadian dollar. Assets and liabilities related to such operations are translated at end-of-period exchange rates while the related expenses are translated at average exchange rates prevailing during the period. Unrealized foreign currency translation gains and losses are recorded in Accumulated Other Comprehensive Gains/Losses on the balance sheets and presented as separate components of activity in the statements of operations. During the period from July 5, 2012 (date of inception) to December 31, 2012, the foreign currency translation gain was $27,287.

Comprehensive Income (Loss) - The Company reports comprehensive income and loss (and components thereof) in the statement of operations. Comprehensive loss during the period from July 5, 2012 (date of inception) to December 31, 2012 consists of net loss and foreign currency translation adjustments affecting shareholder’s deficiency which, under US GAAP, are excluded from net loss.

Subsequent Events - The Company has evaluated subsequent events and transactions through the date these financial statements were issued to determine if such events and transactions required adjustment to or disclosure in these financial statements. No such adjustments were deemed necessary.

b)	Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB and the SEC did not have, or are not believed by management to have, a material impact on the Company's present or future financial statements.